Post-employment benefits - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.00%	4.20%
Rate of compensation increase	3.90%	3.60%
Rate of price inflation	2.80%	2.90%
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.50%	4.50%
Rate of price inflation	3.10%	3.10%
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.20%	3.60%
Rate of compensation increase	3.90%	3.60%
Rate of price inflation	2.10%	2.30%